Regulatory Capital Matters - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Description of dividend restriction pertaining to the dividends that the company could declare	13,836 plus any 2015 net profits retained to the date of declaration